Trade and Other Receivables, net - Schedule of Receivables Sold (Details) - Italy € in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Agreements to sell receivables
Receivables sold and derecognized	$ 214,993	€ 203,959	$ 261,473	€ 240,169
Scratch & Win
Agreements to sell receivables
Receivables sold and derecognized	152,449	144,625	195,862	179,904
Commercial services
Agreements to sell receivables
Receivables sold and derecognized	$ 62,544	€ 59,334	$ 65,611	€ 60,265